As filed with the Securities and Exchange Commission on July 14, 2022

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,561	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,561	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

60 State Street

Boston, MA 02109

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

BENJAMIN HASKIN, ESQ.	MARISA ROLLAND, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
1875 K STREET, NW	400 HOWARD STREET
WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On August 12, 2022, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,561 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 12, 2022, the effectiveness of the registration statement for the iShares MSCI Water Management Multisector ETF (the “Fund”), filed in Post-Effective Amendment No. 2,535 on April  6, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,550	June 17, 2022	July 15, 2022

This Post-Effective Amendment No. 2,561 incorporates by reference the information contained in Part A, B, and C of Post-Effective Amendment No. 2,535.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,561 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 14th day of July, 2022.

iSHARES TRUST

By:
Armando Senra*
President

Date: July 14, 2022

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,561 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: July 14, 2022

John E. Martinez*
Trustee

Date: July 14, 2022

Cecilia H. Herbert*
Trustee

Date: July 14, 2022

John E. Kerrigan*
Trustee

Date: July 14, 2022

Robert S. Kapito*
Trustee

Date: July 14, 2022

Madhav V. Rajan*
Trustee

Date: July 14, 2022

Jane D. Carlin*
Trustee

Date: July 14, 2022

Drew E. Lawton*
Trustee

Date: July 14, 2022

Richard L. Fagnani*
Trustee

Date: July 14, 2022

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: July 14, 2022

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: July 14, 2022

*

Powers of Attorney, each dated June 15, 2022, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,556, filed June 27, 2022.